Property and Equipment, Net (Tables)	6 Months Ended
Mar. 31, 2026
Property, Plant and Equipment [Abstract]
Schedule of Property and equipment

	March 31, 2026	September 30, 2025
Computer Equipment	$60,341	$—
Drones	7,122	—
Total cost	67,463	—
Accumulated depreciation	(7,342)	—
Net book value	$60,121	$—